Other payables and accrued liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Other payables and accrued liabilities
Contract deposit	$ 221,148,610	$ 172,775,614
Accrued expenses	46,365,405	72,958,539
Deed tax and maintenance fund withheld for customers	15,079,138	14,739,762
Bidding deposit	3,331,250	3,665,749
Welfare payable	1,458,748	1,483,484
Other tax payable	20,392,535	24,924,141
Accrued aircraft operating expense	1,488,258	1,381,785
Accrued interest expense	287,028,427	153,330,358
Purchase consideration payable for asset acquisitions and business combinations	33,275,049	31,108,067
Others	29,934,437	13,255,294
Total	$ 659,501,859	$ 489,622,793